CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Mar. 23, 2023
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	9,762,258	5,567,957
Common stock, shares outstanding	9,762,258	5,567,957
Series D Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	25,000	250,000
Preferred stock, shares outstanding	25,000	250,000
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series F Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	0	20,057
Preferred stock, shares outstanding	0	20,057
Series X Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	19,703	24,227
Preferred stock, shares outstanding	19,703	24,227